UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: March 31, 2001"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Counsel
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI  May 6, 2001"

	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total:  53
	"Form 13F Information Table Value Total:  $172,022"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,497"	"159,506"			other	0	"5,450"	0	"154,056"
	American Home Products	com	026609107	"2,198"	"37,254"			other	0	0	0	"37,254"
	American Int'l Group	com	026874107	"6,180"	"77,248"			other	0	"2,050"	0	"75,198"
	Amgen	com	031162100	"8,183"	"136,380"			other	0	"4,300"	0	"132,080"
	Analog Devices	com	032654105	"1,682"	"46,715"			other	0	"1,200"	0	"45,515"
	Anheuser-Busch	com	035229103	257	"5,580"			other	0	0	0	"5,580"
	Automatic Data Processing	com	053015103	"9,333"	"172,832"			other	0	"5,550"	0	"167,282"
	Bristol-Myers Squibb	com	110097102	957	"16,212"			other	0	"2,000"	0	"14,212"
	Citizens Banking Corp.	com	174420109	346	"12,809"			other	0	0	0	"12,809"
	Cintas	com	172908105	"3,897"	"97,437"			other	0	"1,500"	0	"95,937"
	Cisco Systems	com	17275R102	"6,452"	"403,230"			other	0	"14,650"	0	"388,580"
	Coca-Cola	com	191216100	"4,343"	"96,516"			other	0	"3,200"	0	"93,316"
	Colgate-Palmolive	com	194162103	"7,502"	"136,399"			other	0	"4,950"	0	"131,449"
	CVS Corp	com	126650100	"1,717"	"29,600"			other	0	400	0	"29,200"
	"Disney, Walt"	com	254687106	262	"9,042"			other	0	"1,050"	0	"7,992"
	EMC Corp.	com	268648102	"1,293"	"44,569"			other	0	400	0	"44,169"
	Emerson Electric	com	291011104	207	"3,340"			other	0	0	0	"3,340"
	Exxon-Mobil	com	30231G102	460	"5,685"			other	0	0	0	"5,685"
	First Data Corp.	com	319963104	"2,931"	"48,845"			other	0	"1,525"	0	"47,320"
	General Electric	com	369604103	921	"21,931"			other	0	0	0	"21,931"
	Gillette	com	375766102	877	"28,300"			other	0	400	0	"27,900"
	Heinz	com	423074103	518	"12,956"			other	0	0	0	"12,956"
	Hewlett Packard	com	428236103	454	"14,650"			other	0	700	0	"13,950"
	Home Depot	com	437076102	"10,152"	"236,102"			other	0	"6,950"	0	"229,152"
	IMS Health	com	449934108	380	"15,181"			other	0	0	0	"15,181"
	Intel	com	458140100	"2,376"	"91,396"			other	0	"2,200"	0	"89,196"
	Johnson & Johnson	com	478160104	"8,327"	"95,708"			other	0	"2,800"	0	"92,908"
	J P Morgan Chase	com	616880100	340	"7,550"			other	0	0	0	"7,550"
	"Lilly, Eli"	com	532457108	"1,744"	"22,646"			other	0	"1,600"	0	"21,046"
	Linear Technology	com	402590391	"5,610"	"136,821"			other	0	"3,500"	0	"133,321"
	McDonalds	com	580135101	"1,906"	"70,585"			other	0	"1,700"	0	"68,885"
	Medtronic	com	585055106	"2,145"	"46,623"			other	0	"2,300"	0	"44,323"
	Merck	com	589331107	"10,396"	"136,788"			other	0	"3,750"	0	"133,038"
	Microsoft	com	594918104	"6,032"	"109,667"			other	0	"2,450"	0	"107,217"
	Molex A	com	608554200	411	"14,665"			other	0	0	0	"14,665"
	Nortel Networks	com	656569100	"1,113"	"79,465"			other	0	"1,200"	0	"78,265"
	Old Kent Financial	com	679833103	259	"6,839"			other	0	0	0	"6,839"
	Oracle	com	68389X105	"1,631"	"108,725"			other	0	"2,400"	0	"106,325"
	Paychex Inc.	com	704326107	"1,766"	"47,733"			other	0	700	0	"47,033"
	Pepisco	com	713448108	"3,955"	"89,894"			other	0	"2,625"	0	"87,269"
	Pfizer	com	717081103	"3,344"	"81,564"			other	0	"2,900"	0	"78,664"
	Phillip Morris	com	718167109	208	"4,432"			other	0	900	0	"3,532"
	Procter & Gamble	com	742718109	"3,807"	"60,430"			other	0	"2,525"	0	"57,905"
	Qualcomm Inc.	com	747525103	984	"17,269"			other	0	100	0	"17,169"
	Regions Financial	com	758940100	591	"21,120"			other	0	660	0	"20,460"
	Schering-Plough	com	806605101	"2,398"	"64,800"			other	0	"4,300"	0	"60,500"
	"Staples, Inc."	com	855030102	653	"43,535"			other	0	"1,500"	0	"42,035"
	State Street Corp.	com	857473102	"3,900"	"41,940"			other	0	"1,000"	0	"40,940"
	Stryker Corp.	com	863667101	"7,339"	"141,126"			other	0	"3,500"	0	"137,626"
	Sysco  Corp.	com	871829107	"8,959"	"331,831"			other	0	"13,200"	0	"318,631"
	Walgreen	com	931422109	"4,910"	"119,756"			other	0	"2,600"	0	"117,156"
	Wal-Mart Stores	com	931142103	"7,024"	"140,482"			other	0	"6,000"	0	"134,482"
	"Wrigley, Wm."	com	982526105	895	"18,650"			other	0	0	0	"18,650"